Investment Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investment Securities [Abstract]
Investment securities
Investment securities as of December 31, 2014 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$278,419,055	$155,902	$(7,511,288)	$271,063,669
State, County and Municipal	3,516,400	27,181	(12,664)	3,530,917

	$281,935,455	$183,083	$(7,523,952)	$274,594,586

Securities Held to Maturity
State, County and Municipal	$29,796	$127	$-	$29,923

Amortized cost and fair value of investment securities by contractual maturity
The amortized cost and fair value of investment securities as of December 31, 2014, by contractual maturity, are shown hereafter.  Expected maturities may differ from contractual maturities for certain investments because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.  This is often the case with mortgage-backed securities, which are disclosed separately in the table below.

	Securities
	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Due in One Year or Less	$715,764	$717,138	$29,796	$29,923
Due After One Year Through Five Years	718,836	730,598	-	-
Due After Five Years Through Ten Years	1,158,938	1,157,251	-	-
Due After Ten Years	922,862	925,930	-	-

	3,516,400	3,530,917	29,796	29,923

Mortgage-Backed Securities	278,419,055	271,063,669	-	-

	$281,935,455	$274,594,586	$29,796	$29,923

Investment securities as of December 31, 2013 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$273,029,073	$118,843	$(13,799,858)	$259,348,058
State, County and Municipal	3,978,857	14,963	(83,988)	3,909,832

	$277,007,930	$133,806	$(13,883,846)	$263,257,890

Securities Held to Maturity
State, County and Municipal	$37,062	$247	$-	$37,309

Invested securities in a continuous unrealized loss position
Information pertaining to securities with gross unrealized losses at December 31, 2014 and 2013 aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2014
U.S. Government Agencies
Mortgage-Backed	$66,609,319	$(396,896)	$183,645,552	$(7,114,392)	$250,254,871	$(7,511,288)
State, County and Municipal	-	-	1,379,547	(12,664)	1,379,547	(12,664)

	$66,609,319	$(396,896)	$185,025,099	$(7,127,056)	$251,634,418	$(7,523,952)

December 31, 2013
U.S. Government Agencies
Mortgage-Backed	$190,063,827	$(9,440,663)	$63,193,601	$(4,359,195)	$253,257,428	$(13,799,858)
State, County and Municipal	1,647,043	(83,988)	-	-	1,647,043	(83,988)

	$191,710,870	$(9,524,651)	$63,193,601	$(4,359,195)	$254,904,471	$(13,883,846)